N-4	Mar. 06, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/24)
					1-Year	5-Year	10-Year
Fixed Income	Dimensional VA Global Bond Portfolio (formerly VA Global Bond Portfolio) Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	5.38%	0.81%	1.53%
Allocation	Dimensional VA Global Moderate Allocation Portfolio♦ (formerly VA Global Moderate Allocation Portfolio) Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	11.99%	7.77%	6.95%
Equity	Dimensional VA International Small Portfolio (formerly VA International Small Portfolio) Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.39%	0.35%	0.74%	3.82%	4.11%	5.91%
Equity	Dimensional VA International Value Portfolio (formerly VA International Value Portfolio) Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.28%	0.35%	0.63%	6.62%	7.08%	5.62%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/24)
					1-Year	5-Year	10-Year
Fixed Income	Dimensional VA Short-Term Fixed Portfolio (formerly VA Short-Term Fixed Portfolio) Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	5.48%	1.91%	1.57%
Equity	Dimensional VA U.S. Large Value Portfolio (formerly VA U.S. Large Value Portfolio) Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	13.38%	8.43%	8.52%
Equity	Dimensional VA U.S. Targeted Value Portfolio (formerly VA U.S. Targeted Value Portfolio) Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	8.14%	12.55%	9.46%

Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/24)
					1-Year	5-Year	10-Year
Fixed Income	Dimensional VA Global Bond Portfolio (formerly VA Global Bond Portfolio) Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	5.38%	0.81%	1.53%
Allocation	Dimensional VA Global Moderate Allocation Portfolio♦ (formerly VA Global Moderate Allocation Portfolio) Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	11.99%	7.77%	6.95%
Equity	Dimensional VA International Small Portfolio (formerly VA International Small Portfolio) Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.39%	0.35%	0.74%	3.82%	4.11%	5.91%
Equity	Dimensional VA International Value Portfolio (formerly VA International Value Portfolio) Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.28%	0.35%	0.63%	6.62%	7.08%	5.62%

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/24)
					1-Year	5-Year	10-Year
Fixed Income	Dimensional VA Short-Term Fixed Portfolio (formerly VA Short-Term Fixed Portfolio) Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	5.48%	1.91%	1.57%
Equity	Dimensional VA U.S. Large Value Portfolio (formerly VA U.S. Large Value Portfolio) Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	13.38%	8.43%	8.52%
Equity	Dimensional VA U.S. Targeted Value Portfolio (formerly VA U.S. Targeted Value Portfolio) Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	8.14%	12.55%	9.46%

Dimensional VA Global Bond Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio (formerly VA Global Bond Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.53%
Dimensional VA Global Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio♦ (formerly VA Global Moderate Allocation Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Dimensional VA International Small Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio (formerly VA International Small Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Dimensional VA International Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio (formerly VA International Value Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Dimensional VA Short-Term Fixed Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio (formerly VA Short-Term Fixed Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	1.57%
Dimensional VA U.S. Large Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio (formerly VA U.S. Large Value Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Dimensional VA U.S. Targeted Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio (formerly VA U.S. Targeted Value Portfolio)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	12.55%
Average Annual Total Returns, 10 Years [Percent]	9.46%